SCHEDULE OF DEFERRED INCOME TAXES (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets
Deferred research and development expenses	$ 38	$ 26
Employee compensation and benefits	19	50
Operating loss carryforward	7,264	7,110
Operating lease right of use asset	68
Accrued severance pay	13	42
Total deferred tax assets	7,402	7,228
Deferred tax liabilities:
Differences between tax basis and carrying values of loans	39
Operating lease right of use liability	70
Intangible assets associated with business combinations	956	420
Total deferred tax liabilities	1,065	420
Net deferred tax assets before valuation allowance	6,337	6,808
Valuation allowance	(7,230)	(7,076)
Net deferred tax liabilities	$ 893	$ 268